Taxation - Income tax benefit (expense) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Deferred taxation
Taxation	$ 134	$ 208	$ 625
Deferred taxation	7	83	7
Derecognised tax assets
Deferred taxation
Temporary differences			78
Derecognised tax assets | South African assets
Deferred taxation
Temporary differences			9
Derecognised tax assets, consideration of future recoverability
Deferred taxation
Temporary differences			69
South Africa
Disclosure of Income Taxes [Line Items]
Normal taxation	0	1	1
Prior year under (over) provision	(1)	0	0
Deferred taxation
Temporary differences	0	(13)	74
Taxation	(1)	(12)	75
Foreign taxation
Disclosure of Income Taxes [Line Items]
Normal taxation	115	225	553
Prior year under (over) provision	0	1	8
Deferred taxation
Temporary differences	14	(4)	9
Prior year (over) under provision	0	0	(6)
Change in estimate	4	(2)	(14)
Change in statutory tax rate	2	0	0
Taxation	135	$ 220	550
Ghana
Deferred taxation
Deferred taxation	$ 0		$ 7